Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Redeemable shares [Member]
Numerator:
Allocation of net income	$ 930,217	$ 1,893,610	$ 2,494,107	$ 3,666,292
Denominator:
Basic weighted average Ordinary Shares outstanding	23,000,000	23,000,000	23,000,000	23,000,000
Basic net income per Ordinary Share	$ 0.04	$ 0.08	$ 0.11	$ 0.16
Diluted net income per Ordinary Share	$ 0.04	$ 0.08	$ 0.11	$ 0.16
Non-redeemable shares [Member]
Numerator:
Allocation of net income	$ 232,554	$ 473,403	$ 623,527	$ 916,573
Denominator:
Basic weighted average Ordinary Shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000
Basic net income per Ordinary Share	$ 0.04	$ 0.08	$ 0.11	$ 0.16
Diluted net income per Ordinary Share	$ 0.04	$ 0.08	$ 0.11	$ 0.16